Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended				12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)
Goodwill [Line Items]
Goodwill, balance at the beginning of the year					¥ 11,203,000,000
Accumulated impairment losses, balance at the beginning of the year
Total, balance at the beginning of the year	11,203,000,000		125,798,000	10,367,000,000	11,203,000,000
Impairment losses	(836,000,000)	(71,000,000)			(836,000,000)
Goodwill, balance at the end of the year					11,203,000,000
Accumulated impairment losses, balance at the end of the year					(836,000,000)
Total, balance at the end of the year	¥ 10,367,000,000	¥ 11,203,000,000	$ 125,798,000	¥ 10,367,000,000	¥ 10,367,000,000